Expense Example {- Franklin Payout 2022 Fund} - Franklin Fund Allocator Series (Payout) FAS3-07 - Franklin Payout 2022 Fund	Oct. 01, 2020 USD ($)
Class R6
Expense Example:
1 year	$ 31
3 years	856
5 years	1,700
10 years	3,893
Advisor Class
Expense Example:
1 year	46
3 years	871
5 years	1,713
10 years	$ 3,903